FIDELITY VIP PLUS

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1

ANNUAL REPORT
DECEMBER 31, 1998





This is a copy of the annual report of the separate account in which your Monarch Life Insurance Company variable annuity contract invests. We take pride in our continued commitment to provide prompt, courteous service to our contract owners. For inquiries regarding your contract, please call our Annuity Service Center at 1-800-654-0050.


[MONARCH LIFE INSURANCE LOGO]


The investment results presented in this report are historical and are no indication of future performance.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Contract Owners of Monarch Life Insurance Company Separate Account VA1

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Money Market, Investment Grade Bond, Equity Income, Growth, Asset Manager, High Income and Overseas Divisions (constituting Monarch Life Insurance Company Separate Account VA1) at December 31, 1998 and 1997 and the results of each of their operations and changes in their net assets for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1998, by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.


PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
February 22, 1999

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998
--------------------------------------------------------------------------------

ASSETS                                                                   Cost                    Shares             Market Value
                                                                      ----------               ----------           ------------
Investment in Variable Insurance Products Fund and Fund II,
at Market Value (Note 2):
  Money Market Portfolio                                              $  356,648                356,648             $  356,648
  Investment Grade Bond Portfolio                                        182,481                 15,460                200,365
  Equity Income Portfolio                                                935,490                 50,644              1,287,379
  Growth Portfolio                                                     1,085,901                 42,508              1,907,347
  Asset Manager Portfolio                                                373,050                 25,593                464,776
  High Income Portfolio                                                  137,490                 11,197                129,107
  Overseas Portfolio                                                     163,162                  8,862                177,680
                                                                      ----------                                    ----------
Total Invested Assets                                                 $3,234,222                                     4,523,302
                                                                      ==========                                    ==========

LIABILITIES
  Payable to Monarch Life Insurance Company                                                                                 --
                                                                                                                    ----------
  Total Liabilities                                                                                                         --
                                                                                                                    ----------

  Net Assets                                                                                                        $4,523,302
                                                                                                                    ==========

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF NET ASSETS AT DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS                                                                         Cost                    Shares           Market Value
                                                                            ----------               ----------         ------------
Investment in Variable Insurance Products Fund and Fund II,
at Market Value (Note 2):
  Money Market Portfolio                                                    $  510,910                510,910             $  510,910
  Investment Grade Bond Portfolio                                              173,549                 15,482                194,455
  Equity Income Portfolio                                                    1,044,506                 61,777              1,499,937
  Growth Portfolio                                                             992,216                 43,169              1,601,577
  Asset Manager Portfolio                                                      364,726                 25,815                464,932
  High Income Portfolio                                                        129,634                 10,872                147,645
  Overseas Portfolio                                                           170,021                  9,741                187,033
                                                                            ----------                                    ----------
Total Invested Assets                                                       $3,385,562                                     4,606,489
                                                                                                                          ==========

LIABILITIES
  Payable to Monarch Life Insurance Company                                                                                      556
                                                                                                                          ----------
  Total Liabilities                                                                                                              556
                                                                                                                          ----------

  Net Assets                                                                                                              $4,605,933
                                                                                                                          ==========


   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 and 1996
--------------------------------------------------------------------------------

                                                                                            TOTALS - ALL DIVISIONS
                                                                          ---------------------------------------------------------
                                                                              1998                  1997                   1996
                                                                          -----------            -----------            -----------
Investment Income:
  Dividends (Note 2)                                                      $   428,341            $   314,105            $   256,953
Expenses:
  Risk Charges and Administrative Expenses (Note 5)                           (44,339)               (44,583)               (45,509)
                                                                          -----------            -----------            -----------
    Net Investment Income                                                     384,002                269,522                211,444
                                                                          -----------            -----------            -----------

Net Realized Gains                                                            331,007                214,326                239,787
Net Unrealized Gains                                                           68,153                295,033                 47,625
                                                                          -----------            -----------            -----------
  Net Realized and Unrealized Gains                                           399,160                509,359                287,412
                                                                          -----------            -----------            -----------

Net Increase in Net Assets
  Resulting from Operations                                                   783,162                778,881                498,856
                                                                          -----------            -----------            -----------


Transfers of Net Premiums                                                        --                    4,000                 38,000
Transfers Due to Terminations                                                (865,793)              (749,412)              (767,911)
Transfers Among Investment Divisions                                             --                     --                     --
                                                                          -----------            -----------            -----------

Net Decrease in Net Assets
  Resulting from Principal Transactions                                      (865,793)              (745,412)              (729,911)
                                                                          -----------            -----------            -----------

Total Increase (Decrease) in Net Assets                                       (82,631)                33,469               (231,055)
Net Assets - Beginning of Year                                              4,605,933              4,572,464              4,803,519
                                                                          -----------            -----------            -----------
Net Assets - End of Year                                                  $ 4,523,302            $ 4,605,933            $ 4,572,464
                                                                          ===========            ===========            ===========

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                                                                            Investment
                                                                             Money            Grade           Equity
                                                                             Market           Bond            Income
                                                            Total           Division        Division         Division
                                                        ------------     ------------     -----------     ------------
Investment Income:
  Dividends (Note 2)                                    $    428,341     $     15,506     $    12,103     $     94,081

Expenses:
  Risk Charges and Administrative Expenses (Note 5)          (44,339)          (2,930)         (2,318)         (14,034)
                                                        ------------     ------------     -----------     ------------
    Net Investment Income                                    384,002           12,576           9,785           80,047
                                                          -----------      -----------      ----------      -----------

Net Realized Gains                                           331,007               --           9,776          156,539
Net Unrealized Gains (Losses)                                 68,153               --          (3,022)        (103,542)
                                                        ------------     ------------     -----------     ------------
  Net Realized and Unrealized Gains                          399,160               --           6,754           52,997
                                                        ------------     ------------     -----------     ------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                  783,162           12,576          16,539          133,044
                                                        ------------     ------------     -----------     ------------


Transfers of Net Premiums                                         --               --              --               --
Transfers Due to Terminations                               (865,793)        (282,698)        (73,524)        (272,937)
Transfers Among Investment Divisions                              --          116,077          63,008          (72,608)
                                                        ------------     ------------     -----------     ------------

Net Decrease in Net Assets
  Resulting from Principal Transactions                     (865,793)        (166,621)        (10,516)        (345,545)
                                                        ------------     ------------     -----------     ------------

Total Increase (Decrease) in Net Assets                      (82,631)        (154,045)          6,023         (212,501)
Net Assets - Beginning of Year                             4,605,933          510,693         194,342        1,499,880
                                                        ------------     ------------     -----------     ------------
Net Assets - End of Year                                $  4,523,302     $    356,648     $   200,365     $  1,287,379
                                                        ============     ============     ===========     ============


                                                                             Asset             High
                                                            Growth          Manager           Income          Overseas
                                                           Division         Division         Division         Division
                                                        ------------     ------------     ------------     ------------
Investment Income:
  Dividends (Note 2)                                    $    218,664     $     58,805     $     15,534     $     13,648

Expenses:
  Risk Charges and Administrative Expenses (Note 5)          (17,211)          (4,553)          (1,372)          (1,921)
                                                        ------------     ------------     ------------     ------------
    Net Investment Income                                    201,453           54,252           14,162           11,727
                                                          -----------      -----------      -----------      -----------

Net Realized Gains                                           140,891           15,428            3,629            4,744
Net Unrealized Gains (Losses)                                212,085           (8,480)         (26,394)          (2,494)
                                                        ------------     ------------     ------------     ------------
  Net Realized and Unrealized Gains                          352,976            6,948          (22,765)           2,250
                                                        ------------     ------------     ------------     ------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                  554,429           61,200           (8,603)          13,977
                                                        ------------     ------------     ------------     ------------


Transfers of Net Premiums                                         --               --               --               --
Transfers Due to Terminations                               (123,313)         (56,193)         (29,783)         (27,345)
Transfers Among Investment Divisions                        (124,877)          (5,000)          19,864            3,536
                                                        ------------     ------------     ------------     ------------

Net Decrease in Net Assets
  Resulting from Principal Transactions                     (248,190)         (61,193)          (9,919)         (23,809)
                                                        ------------     ------------     ------------     ------------

Total Increase (Decrease) in Net Assets                      306,239                7          (18,522)          (9,832)
Net Assets - Beginning of Year                             1,601,108          464,769          147,629          187,512
                                                        ------------     ------------     ------------     ------------
Net Assets - End of Year                                $  1,907,347     $    464,776     $    129,107     $    177,680
                                                        ============     ============     ============     ============

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                                                           Investment
                                                                             Money            Grade           Equity
                                                                             Market           Bond            Income
                                                            Total           Division        Division         Division
                                                        ------------     ------------     -----------     ------------
Investment Income:
  Dividends (Note 2)                                    $    314,105     $     28,061     $    11,323     $    138,411
Expenses:
  Risk Charges and Administrative Expenses (Note 5)          (44,583)          (5,260)         (2,047)         (14,023)
                                                        ------------     ------------     -----------     ------------
    Net Investment Income                                    269,522           22,801           9,276          124,388
                                                        ------------     ------------     -----------     ------------

Net Realized Gains                                           214,326               --           8,560           68,219
Net Unrealized Gains (Losses)                                295,033               --          (2,467)         131,477
                                                        ------------     ------------     -----------     ------------
  Net Realized and Unrealized Gains                          509,359               --           6,093          199,696
                                                        ------------     ------------     -----------     ------------

Net Increase in Net Assets
  Resulting from Operations                                  778,881           22,801          15,369          324,084
                                                        ------------     ------------     -----------     ------------


Transfers of Net Premiums                                      4,000               --              --            2,000
Transfers Due to Terminations                               (749,412)        (287,078)        (94,665)        (111,175)
Transfers Among Investment Divisions                              --          269,902         (13,563)        (117,282)
                                                        ------------     ------------     -----------     ------------

Net Decrease in Net Assets
  Resulting from Principal Transactions                     (745,412)         (17,176)       (108,228)        (226,457)
                                                        ------------     ------------     -----------     ------------

Total Increase (Decrease) in Net Assets                       33,469            5,625         (92,859)          97,627
Net Assets - Beginning of Year                             4,572,464          505,068         287,201        1,402,253
                                                        ------------     ------------     -----------     ------------
Net Assets - End of Year                                $  4,605,933     $    510,693     $   194,342     $  1,499,880
                                                        ============     ============     ===========     ============


                                                                                Asset             High
                                                               Growth          Manager           Income          Overseas
                                                              Division         Division         Division         Division
                                                           ------------     ------------     ------------     ------------
Investment Income:
  Dividends (Note 2)                                       $     54,226     $     51,985     $      9,022     $     21,077
Expenses:
  Risk Charges and Administrative Expenses (Note 5)             (15,129)          (4,535)          (1,277)          (2,312)
                                                           ------------     ------------     ------------     ------------
    Net Investment Income                                        39,097           47,450            7,745           18,765
                                                           ------------     ------------     ------------     ------------

Net Realized Gains                                               82,036           28,473            7,523           19,515
Net Unrealized Gains (Losses)                                   169,134            5,599            4,177          (12,887)
                                                           ------------     ------------     ------------     ------------
  Net Realized and Unrealized Gains                             251,170           34,072           11,700            6,628
                                                           ------------     ------------     ------------     ------------

Net Increase in Net Assets
  Resulting from Operations                                     290,267           81,522           19,445           25,393
                                                           ------------     ------------     ------------     ------------


Transfers of Net Premiums                                         2,000               --               --               --
Transfers Due to Terminations                                   (72,397)         (80,404)         (46,140)         (57,553)
Transfers Among Investment Divisions                            (89,377)         (25,000)          15,863          (40,543)
                                                           ------------     ------------     ------------     ------------

Net Decrease in Net Assets
  Resulting from Principal Transactions                        (159,774)        (105,404)         (30,277)         (98,096)
                                                           ------------     ------------     ------------     ------------

Total Increase (Decrease) in Net Assets                         130,493          (23,882)         (10,832)         (72,703)
Net Assets - Beginning of Year                                1,470,615          488,651          158,461          260,215
                                                           ------------     ------------     ------------     ------------
Net Assets - End of Year                                   $  1,601,108     $    464,769     $    147,629     $    187,512
                                                           ============     ============     ============     ============

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
-------------------------------------------------------------------------------

                                                                                            Investment
                                                                             Money            Grade           Equity
                                                                             Market           Bond            Income
                                                            Total           Division        Division         Division
                                                        ------------     ------------     -----------     ------------
Investment Income:
  Dividends (Note 2)                                    $    256,953     $     20,263     $    17,170     $     66,692
Expenses:
  Risk Charges and Administrative Expenses (Note 5)          (45,509)          (3,934)         (3,220)         (14,835)
                                                        ------------     ------------     -----------     ------------
    Net Investment Income                                    211,444           16,329          13,950           51,857
                                                        ------------     ------------     -----------     ------------

Net Realized Gains                                           239,787               --           3,513          124,870
Net Unrealized Gains (Losses)                                 47,625               --         (11,789)           9,741
                                                        ------------     ------------     -----------     ------------
  Net Realized and Unrealized Gains (Losses)                 287,412               --          (8,276)         134,611
                                                        ------------     ------------     -----------     ------------

Net Increase in Net Assets
  Resulting from Operations                                  498,856           16,329           5,674          186,468
                                                        ------------     ------------     -----------     ------------


Transfers of Net Premiums                                     38,000               --              --           21,500
Transfers Due to Terminations                               (767,911)        (312,146)        (34,376)        (150,287)
Transfers Among Investment Divisions                              --          165,865         (30,030)        (142,121)
                                                        ------------     ------------     -----------     ------------

Net Decrease in Net Assets
  Resulting from Principal Transactions                     (729,911)        (146,281)        (64,406)        (270,908)
                                                        ------------     ------------     -----------     ------------

Total Increase (Decrease) in Net Assets                     (231,055)        (129,952)        (58,732)         (84,440)
Net Assets - Beginning of Year                             4,803,519          635,020         345,933        1,486,694
                                                        ------------     ------------     -----------     ------------
Net Assets - End of Year                                $  4,572,464     $    505,068     $   287,201     $  1,402,254
                                                        ============     ============     ===========     ============



                                                                                Asset             High
                                                               Growth          Manager           Income          Overseas
                                                              Division         Division         Division         Division
                                                           ------------     ------------     ------------     ------------
Investment Income:
  Dividends (Note 2)                                       $     96,036     $     36,752     $     13,266     $      6,774
Expenses:
  Risk Charges and Administrative Expenses (Note 5)             (14,113)          (5,352)          (1,459)          (2,596)
                                                           ------------     ------------     ------------     ------------
    Net Investment Income                                        81,923           31,400           11,807            4,178
                                                           ------------     ------------     ------------     ------------

Net Realized Gains                                               58,508           34,014              937           17,945
Net Unrealized Gains (Losses)                                    34,407            3,047            4,871            7,348
                                                           ------------     ------------     ------------     ------------
  Net Realized and Unrealized Gains (Losses)                     92,915           37,061            5,808           25,293
                                                           ------------     ------------     ------------     ------------

Net Increase in Net Assets
  Resulting from Operations                                     174,838           68,461           17,615           29,471
                                                           ------------     ------------     ------------     ------------


Transfers of Net Premiums                                        16,500               --               --               --
Transfers Due to Terminations                                   (91,024)         (87,618)         (22,996)         (69,464)
Transfers Among Investment Divisions                            (15,330)         (34,864)          13,758           42,722
                                                           ------------     ------------     ------------     ------------

Net Decrease in Net Assets
  Resulting from Principal Transactions                         (89,854)        (122,482)          (9,238)         (26,742)
                                                           ------------     ------------     ------------     ------------

Total Increase (Decrease) in Net Assets                          84,984          (54,021)           8,377            2,729
Net Assets - Beginning of Year                                1,385,631          542,672          150,084          257,485
                                                           ------------     ------------     ------------     ------------
Net Assets - End of Year                                   $  1,470,615     $    488,651     $    158,461     $    260,214
                                                           ============     ============     ============     ============


The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1-ORGANIZATION

Monarch Life Insurance Company Separate Account VA1 (the Account), is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as, The Fidelity Variable Account II, a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act). Five investment divisions of the Account are invested solely in the shares of the five corresponding portfolios of the Variable Insurance Products Fund and the remaining two investment divisions are invested solely in the shares of the two corresponding portfolios of the Variable Insurance Products Fund II (the Funds), both are no-load, diversified, open-end, series management investment companies registered under the 1940 Act. The Funds' investment advisor is Fidelity Management & Research Company. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account cannot be charged with liabilities arising out of any other business of Monarch Life.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some insurance departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Idaho
(1998), Louisiana (1994), Michigan (1995), Missouri (1994), Nevada (1997), and
Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the contract owners participating in the Account.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with generally accepted accounting principles.

          INVESTMENTS: The investments in shares of the Funds are stated at market value which is the net asset value per share of the respective portfolios of the Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares redeemed is determined on the first-in, first-out method. Dividend and capital gain distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the Account on the ex-dividend date. Capital gains distributions are included in dividend income in the Statements of Operations and Changes in Net Assets.


          FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.


NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of Funds shares by the Account during the year ended December 31, 1998, are shown below:

                                                                               PURCHASES               SALES
                                                                             -------------          -------------
               Money Market Portfolio                                        $     168,429          $     322,691
               Investment Grade Bond Portfolio                                      75,131                 75,974
               Equity Income Portfolio                                             141,000                406,555
               Growth Portfolio                                                    224,576                271,782
               Asset Manager Portfolio                                              58,849                 65,952
               High Income Portfolio                                                45,554                 41,328
               Overseas Portfolio                                                   50,376                 61,979
                                                                             -------------          -------------
                       Totals                                                $     763,915          $   1,246,261
                                                                             =============          =============

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 4-CONTRACT OWNERS' EQUITY

Contract owners' equity at December 31, 1998, consists of the following:

                                                                                  ACCUMULATION
                                                                  ACCUMULATION        UNIT
                                                                     UNITS            VALUE           EQUITY
                                                                  ------------    -------------     -------------
               Money Market Division                              25,532.7759     $  13.968401      $     356,648
               Investment Grade Bond Division                     11,226.2862        17.847813            200,365
               Equity Income Division                             35,770.0450        35.990384          1,287,379
               Growth Division                                    47,259.6484        40.358867          1,907,347
               Asset Manager Division                             16,959.1411        27.405595            464,776
               High Income Division                                4,742.3662        27.224287            129,107
               Overseas Division                                  10,624.9972        16.722775            177,680
                                                                                                    -------------
                       Totals                                                                       $   4,523,302

NOTE 5-EXPENSES

Monarch Life assumes mortality and expense risks and administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks. This charge is, on an annual basis, equal to a rate of 1.0% (0.85% for mortality and expense risks and 0.15% for administrative charges) of the daily net assets of the Account.

NOTE 6-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds, that the Account satisfies the current requirements of the regulations.

NOTE 7-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the contracts maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

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